LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

NOTE 7 – LEASES

A.	The components of operating lease cost for the year ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021

Operating lease costs	80,501	38,971
Short-term lease cost	-	4,378
Total operating lease cost	80,501	43,349

B.	Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2022	2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	62,679	38,971
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	47,280	201,467

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2022	2021

Operating leases:
Operating leases right-of-use asset	121,855	129,613

Current operating lease liabilities	66,311	42,747
Non-current operating lease liabilities	40,023	87,287
Total operating lease liabilities	106,334	130,034

Weighted average remaining lease term (years)	1.78	2.9

Weighted average discount rate	4%	4%

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 7 – LEASES (continue)

D.	Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

2022

2023	66,311
2024	43,303
Total operating lease payments	109,614
Less: imputed interest	(3,280)
Present value of lease liabilities	106,334

NOTE 7 – LEASES (continue)

In July 2021, Save Foods, Ltd signed a lease agreement for an office space in Tel Aviv, Israel for a period of 2 years with monthly payments of $2,900 and an option to extend the agreement for an additional 3 years with monthly payments of $3,000. During December 2021, Save Foods, Ltd. and the lessor mutually agreed that the lease agreement would be terminated on December 31, 2021.

In September 2021, the Company signed an additional lease agreement for an office and operational space in Neve Yarak, lsrael for a period of 1 year with monthly payments of $2,000 and an option to extend the agreement for an additional 2 years with monthly payment of $2,800 in the first option period and $3,000 in the second option period. The Company exercised its option to extend the lease agreement for an additional year.

A right-of-use assets in the amount of $152,472 and lease liabilities in the amount of 152,472 have been recognized in the balance sheet in respect of these leases.

In December 2021, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $950. A lease right-of-use asset and a related liability in the amount of $34,362 have been recognized in the balance sheet in respect of this lease.

On December 15, 2021, the Company entered into a lease agreement for office space in Miami (hereinafter - the “Miami Lease”). The Miami Lease is for a period of 1 year with monthly payments of $600 and an option to extend the agreement for an additional 1 year with monthly payments of $630. A lease right-of-use asset and a related liability in the amount of $14,633 have been recognized in the balance sheet in respect of this lease. The Company exercised its option to extend the lease agreement for an additional year.

In January 2022, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $1,300. A lease right-of-use asset and a related liability in the amount of $47,280 have been recognized in the balance sheet in respect of this lease.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)